Prepayments, Deposits and Other Assets, Net (Tables)	12 Months Ended
Jun. 30, 2023
Prepayments, Deposits and Other Assets, Net [Abstract]
Schedule of Prepayments, Deposits and Other Assets, Net	Prepayments, deposits and other assets, net consisted of the following:
	As of June 30,
	2023	2022
Prepaid expenses*	$510,462	$928,025
Contract assets	691,025	1,461,411
Advances and deposits to suppliers*	155,179	728,238
Deferred contract costs	114,400	714,127
Note receivables	280,223	187,916
Advances to employees	100,090	6,865
Government subsidies	-	437,288
Prepaid VAT	74,329	-
Less: allowance for credit loss	(7,316)	-
Total	1,918,392	4,463,870
Less: non-current portion	(252,656)	(248,456)
Prepayments, deposits and other assets – current portion	$1,665,736	$4,215,414
*	Prepaid expenses, advances and deposits to suppliers primarily consists of advances and deposits to suppliers for purchasing goods or services that have not been received or provided.

Schedule of Allowance for Doubtful Accounts	The movement of the allowance for doubtful accounts is as follows:
	Fiscal Year
	2023	2022
Balance as of June 30, 2022	$-	$-
Adoption of ASU 2016-13	13,292	-
Recovery of doubtful accounts	(5,976)	-
Balance as of June 30, 2023	$7,316	$-